UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY               08/13/2009
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05637                ADVISORY RESEARCH INC
028-10936                RIGEL CAPITAL, LLC
028-05670                WEDGE CAPITAL MANAGEMENT LLP
028-11173                Quantitative Management Associates LLC
028-01488                DELPHI MANAGEMENT INC
025-05358                LATEEF INVESTMENT MANAGEMENT, L.P.
028-11482                KNIGHTSBRIDGE ASSET MANAGEMENT, LLC
028-11954                CONTRAVISORY INVESTMENT MANAGEMENT, INC
028-11741                WestEnd Advisors, LLC
025-04207                DRIEHAUS CAPITAL MANAGEMENT LLC
028-04874                GARDNER LEWIS ASSET MANAGEMENT L P
028-01203                CS MCKEE LP

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           85

Form 13F Information Table Value Total:  $   166,148
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M COMPANY                     COM             88579Y101      316     5266   SH          Sole                           5266
ABBOTT LABS                    COM             002824100      345     7325   SH          Sole                           7325
AFFILIATED COMPUTER SERVICES,  COM             008190100      318     7170   SH          Sole                           7170
AMGEN                          COM             031162100     1200    22675   SH          Sole                          22675
ANADARKO PETE CORP             COM             032511107     1454    32034   SH          Sole                          32034
APACHE CORPORATION             COM             037411105      635     8801   SH          Sole                           8801
APPLE COMPUTER INC             COM             037833100     1609    11300   SH          Sole                          11300
AT&T INC                       COM             00206R102      949    38191   SH          Sole                          38191
AUTOMATIC DATA PROCESSING      COM             053015103      404    11400   SH          Sole                          11400
AVALONBAY COMMUNITIES INC      COM             053484101      212     3796   SH          Sole                           3796
BANK OF NEW YORK MELLON CORP   COM             064058100     2083    71058   SH          Sole                          71058
BENIHANA INC                   COM             082047101      118    16737   SH          Sole                          16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108     1711    84225   SH          Sole                          84225
CANTEL MEDICAL CORP            COM             138098108      512    31561   SH          Sole                          31561
CAPITAL SOUTHWEST CORP         COM             140501107      265     3662   SH          Sole                           3662
CISCO SYSTEMS                  COM             17275R102     2664   142827   SH          Sole                         142827
COCA-COLA                      COM             191216100      650    13544   SH          Sole                          13544
COLGATE PALMOLIVE CO           COM             194162103      797    11263   SH          Sole                          11263
COMCAST CORP NEW               COM             20030N200      195    13800   SH          Sole                          13800
COMMERCE BANCSHARES INC.       COM             200525103     1358    42677   SH          Sole                          42677
CORNING INC                    COM             219350105     1154    71825   SH          Sole                          71825
CVS CAREMARK CORP              COM             126650100     1448    45421   SH          Sole                          45421
DOMINION RESOURCES INC. NEW    COM             25746U109     2277    68140   SH          Sole                          68140
E M C CORP                     COM             268648102     1747   133396   SH          Sole                         133396
EMERSON ELECTRIC CO            COM             291011104     2160    66657   SH          Sole                          66657
ENERGY TRANSFER PTS            COM             29273R109      321     7925   SH          Sole                           7925
EXPRESS SCRIPTS INC COMMON STO COM             302182100      220     3200   SH          Sole                           3200
EXXON MOBIL CORP               COM             30231G102     5623    80428   SH          Sole                          80428
FLUOR                          COM             343412102     1275    24850   SH          Sole                          24850
GENERAL ELECTRIC CO            COM             369604103      460    39230   SH          Sole                          39230
GOLDMAN SACHS GROUP            COM             38141G104      541     3666   SH          Sole                           3666
GOOGLE INC CL A                COM             38259P508     6318    14986   SH          Sole                          14986
H J HEINZ CO                   COM             423074103      378    10575   SH          Sole                          10575
HOME DEPOT                     COM             437076102     1744    73807   SH          Sole                          73807
ILLINOIS TOOL WORKS INC.       COM             452308109      575    15400   SH          Sole                          15400
INTERNATIONAL BUSINESS MACHINE COM             459200101     2560    24515   SH          Sole                          24515
ISHARES FTSE CHINA25           COM             464287184     5275   137480   SH          Sole                         137480
ISHARES MSCI EMU               COM             464286608      310    10227   SH          Sole                          10227
ISHARES MSCI JAPAN INDEX       COM             464286848      212    22429   SH          Sole                          22429
ISHARES RUSSELL 3000 INDEX     COM             464287689    16867   313110   SH          Sole                         313110
ISHARES S&P LATIN AMER 40 INDE COM             464287390     4563   131346   SH          Sole                         131346
ISHARES S&P MIDCAP             COM             464287507      403     6980   SH          Sole                           6980
ISHARES S&P SMALLCAP 600 INDEX COM             464287804      653    14705   SH          Sole                          14705
ISHARES TRMSCI EAFE INDEX      COM             464287465     8088   176555   SH          Sole                         176555
ITT CORPORATION                COM             450911102     1289    28975   SH          Sole                          28975
JOHNSON & JOHNSON              COM             478160104     3211    56527   SH          Sole                          56527
JPMORGAN CHASE & CO            COM             46625H100     2200    64487   SH          Sole                          64487
KINDER MORGAN ENERGY PARTNERS  COM             494550106      437     8550   SH          Sole                           8550
MERCK & CO                     COM             589331107      450    16100   SH          Sole                          16100
MICROSOFT CORP                 COM             594918104      881    37060   SH          Sole                          37060
MIDCAP SPDR TRUNIT SER 1       COM             595635103     5663    53835   SH          Sole                          53835
MONSANTO CO NEW                COM             61166W101      944    12697   SH          Sole                          12697
NEWMONT MINING CORP            COM             651639106      225     5500   SH          Sole                           5500
NIKE INC                       COM             654106103      985    19015   SH          Sole                          19015
OCCIDENTAL PETROLEUM CORP      COM             674599105     2548    38720   SH          Sole                          38720
ORACLE CORPORATION             COM             68389X105     1974    92150   SH          Sole                          92150
PARKER HANNIFIN CORP           COM             701094104     1619    37694   SH          Sole                          37694
PEABODY ENERGY CORP            COM             704549104     1154    38275   SH          Sole                          38275
PEPSICO INC                    COM             713448108     2184    39741   SH          Sole                          39741
PFIZER INC                     COM             717081103      752    50122   SH          Sole                          50122
PHILIP MORRIS INTERNATIONAL IN COM             718172109     1744    39980   SH          Sole                          39980
PLAINS ALL AMER PIPELINES LP   COM             726503105      441    10375   SH          Sole                          10375
POWERSHARES WATER RESOURCES    COM             73935x575     5337   362585   SH          Sole                         362585
PROCTER & GAMBLE CO            COM             742718109     2643    51723   SH          Sole                          51723
ROYAL DUTCH SHELL PLC SPONS AD COM             780259206      229     4560   SH          Sole                           4560
S&P 500 SPDR                   COM             78462f103    18580   202071   SH          Sole                         202071
SCHLUMBERGER                   COM             806857108     2036    37622   SH          Sole                          37622
SEMPRA ENERGY                  COM             816851109      248     5000   SH          Sole                           5000
SPDR CONSUMER STAPLES          COM             81369Y308      885    38500   SH          Sole                          38500
SPDR ENERGY INDEX              COM             81369Y506     1677    34905   SH          Sole                          34905
SPDR MSCI ACWI EX US ETF       COM             78463x848     9559   377231   SH          Sole                         377231
TARGET                         COM             87612E106      320     8100   SH          Sole                           8100
UNITED TECHNOLOGIES CORP       COM             913017109      644    12385   SH          Sole                          12385
US BANCORP DELCOM NEW          COM             902973304      309    17250   SH          Sole                          17250
UTILITIES SELECT SECTOR SPDR   COM             81369y886      572    20500   SH          Sole                          20500
VANGUARD EMERGING MARKET ETF   COM             922042858     3838   120615   SH          Sole                         120615
VANGUARD TOTL SM ETF           COM             922908769      563    12175   SH          Sole                          12175
VERIZON COMMUNICATIONS         COM             92343V104      225     7334   SH          Sole                           7334
WAL MART STORES                COM             931142103     2741    56580   SH          Sole                          56580
WALGREEN                       COM             931422109      381    12950   SH          Sole                          12950
WINDSTREAM CORPORATION         COM             97381W104      428    51236   SH          Sole                          51236
WYETH                          COM             983024100      249     5491   SH          Sole                           5491
ZIMMER HOLDINGS INC            COM             98956P102     1277    29985   SH          Sole                          29985
NESTLE S.A. ADR                ADR             641069406      478    12705   SH          Sole                          12705
VODAFONE GROUP PLC NEW         ADR             92857W209     1261    64700   SH          Sole                          64700